EQUITY - Summary (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
EQUITY
Equity attributable to Controlling Company	$ 382,456	$ 415,335
Equity attributable to non-controlling interest	6,399	6,492
Total equity	$ 388,855	$ 421,827	$ 479,417	$ 115,249